Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Basic Net (Loss) Income per share
Net (loss) income	$(5,548)	$8,593	$(12,130)	$27,674
Less: income allocated to participating securities	—	(8,312)	—	(26,642)

Net (loss) income attributable to common shareholders	$(5,548)	$281	$(12,130)	$1,032

Weighted average common shares outstanding - basic	15,016,742	14,720,031	14,990,514	14,279,067

Net (loss) income per share - basic	$(0.37)	$0.02	$(0.81)	$0.07

Diluted Net (Loss) Income per share
Net (loss) income	$(5,548)	$8,593	$(12,130)	$27,674
Less: income allocated to participating securities	—	(8,071)	—	(25,976)

Net (loss) income attributable to common shareholders	$(5,548)	$522	$(12,130)	$1,698

Weighted average common shares outstanding - basic	15,016,742	14,720,031	14,990,514	14,279,067
Weighted average effect of dilutive stock options	—	13,836,636	—	9,985,024

Weighted average common shares outstanding - diluted	15,016,742	28,556,667	14,990,514	24,264,090

Net (loss) income per share - diluted	$(0.37)	$0.02	$(0.81)	$0.07

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities as of June 30, 2021 and 2020 are as follows (in common stock equivalent shares):

	As of June 30,
	2021	2020

Series A Convertible Preferred Stock	119,744,594	119,744,594
Series B Convertible Preferred Stock	105,154,241	105,154,241
Series C Convertible Preferred Stock	69,737,402	69,737,402
Series C Convertible Preferred Stock Warrants	1,118,677	729,572
Stock Options Outstanding	40,194,581	825,000

Total	335,949,495	296,190,809